Consolidated Balance Sheets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 365,251	$ 180,512
Restricted Cash - Current (note 16)	691	3,714
Accounts receivable, net of allowance of $5.6 million (2022 - $6.4 million )	99,940	116,707
Assets held for sale (note 20)	11,910	0
Due from affiliates, current	130	2,486
Current portion of derivative assets (note 9)	0	2,087
Bunker and lube oil inventory	53,219	60,832
Prepaid expenses	12,332	10,248
Accrued revenue (note 3)	70,026	82,923
Total current assets	613,499	459,509
Restricted Cash - long-term (note 16)	0	3,135
At cost, less accumulated depreciation of $440.9 million (2022 - $171.8 million) (notes 7 and 13)	929,237	429,987
Vessels related to finance leases, at cost, less accumulated depreciation of $92.4 million (2022 - $290.0 million) (notes 8 and 13)	228,973	823,381
Operating lease right-of-use assets (notes 8 and 13)	76,314	42,894
Total vessels and equipment	1,234,524	1,296,262
Investment in and advances to equity-accounted joint venture (note 4)	15,731	16,198
Derivative assets (note 9)	0	1,622
Other non-current assets	6,656	3,451
Intangible assets at cost, less accumulated depreciation of $5.0 million (2022 - $4.6 million) (note 5)	658	1,051
Goodwill (note 5)	2,426	2,426
Total assets	1,873,494	1,783,654
Supplemental Balance Sheet Elements [Abstract]
Accounts Receivable, after Allowance for Credit Loss	5,600	6,400
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	440,900	171,800
Sale Leaseback Transaction, Accumulated Depreciation	92,400	290,000
Accumulated amortization	5,000	4,600
Current
Accounts payable	29,872	42,350
Accrued liabilities (notes 6 and 14)	43,715	47,469
Current obligations related to finance leases (note 8)	20,517	60,161
Current portion of operating lease liabilities (note 8)	35,882	16,585
Other Current Liabilities [Member]	5,013	1,141
Due to affiliates	(3,872)	9,803
Other current liabilities	4,289	2,468
Total current liabilities	139,288	170,174
Long-term obligations related to finance leases (note 8)	119,082	472,599
Long-term operating lease liabilities (note 8)	40,432	26,858
Other long-term liabilities (note 16)	48,907	44,017
Total liabilities	347,709	713,648
Commitments and contingencies (notes 4, 7, 8 and 9)
Equity
Common stock, shares authorized (in shares)	585,000,000.0	585,000,000.0
Common stock and paid-in capital (585.0 million shares authorized, 29.5 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2023 and 585.0 million shares authorized, 29.3 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2022) (note 11)	$ 1,305,764	$ 1,303,610
Accumulated surplus ( deficit)	220,021	(233,604)
Total equity	1,525,785	1,070,006
Total liabilities and equity	$ 1,873,494	$ 1,783,654
Class A
Equity
Common stock, shares authorized (in shares)	485,000,000	485,000,000
Common Stock, Shares, Issued	29,500,000	29,300,000
Common Stock, Shares, Outstanding	29,500,000	29,300,000
Common Class B [Member]
Equity
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued	4,600,000	4,600,000
Common Stock, Shares, Outstanding	4,600,000	4,600,000